CONSOLIDATED BALANCE SHEETS - DOLLAR THRIFTY (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2008 Dollar Thrifty Automotive Group Inc.
ASSETS
Cash and cash equivalents	$ 653,772,000	$ 533,235,000	$ 594,586,000	$ 931,208,000	$ 2,374,006,000	$ 985,467,000	$ 456,869,000	$ 508,648,000	$ 499,473,000	$ 463,153,000	$ 400,404,000	$ 229,636,000
Cash and cash equivalents-required minimum balance										100,000,000	100,000,000
Restricted cash and investments							250,144,000	353,265,000		277,407,000
Receivables, net	1,555,520,000	1,886,596,000		1,616,382,000			128,217,000	95,360,000		69,456,000
Prepaid expenses and other assets	547,993,000	461,502,000		416,134,000			71,980,000	65,959,000		67,482,000
Revenue-earning vehicles, net	13,969,224,000	12,908,336,000		10,105,409,000			1,875,607,000	1,467,835,000		1,341,822,000
Property and equipment, net	1,457,197,000	1,436,386,000		1,251,854,000			77,887,000	84,278,000		90,228,000	96,198,000
Income taxes receivable							4,453,000	18,786,000		65,803,000
Software, net	653,800,000	686,500,000		354,000,000			19,438,000	21,535,000		24,177,000
Total assets	24,087,297,000	23,290,209,000		17,667,332,000			2,884,595,000	2,615,666,000		2,499,528,000
LIABILITIES:
Accounts payable	1,304,849,000	999,061,000		897,489,000			47,768,000	54,377,000		45,483,000
Accrued liabilities	1,205,583,000	1,178,460,000		1,126,338,000			136,567,000	124,185,000		167,545,000
Deferred income tax liability		2,681,140,000		1,661,872,000			392,524,000	342,962,000		242,930,000
Vehicle insurance reserves							82,358,000	86,515,000		107,720,000
Debt and other obligations	15,876,109,000	15,014,474,000		10,907,849,000			1,481,137,000	1,399,955,000		1,397,243,000
Total liabilities	21,625,264,000	20,372,681,000		15,038,478,000			2,140,354,000	2,007,994,000		1,960,921,000
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value: Authorized 10,000,000 shares; none outstanding
Common stock, $.01 par value: Authorized 50,000,000 shares; 36,048,606 and 35,197,167 issued, respectively, and 29,556,887 and 28,763,452 outstanding, respectively	0	0		0			364,000	361,000		352,000
Additional capital	3,519,541,000	3,509,998,000		3,473,625,000			956,483,000	848,843,000		940,844,000
Accumulated deficit	(1,006,362,000)	(565,597,000)		(816,376,000)			142,879,000	(2,419,000)		(161,969,000)
Accumulated other comprehensive loss	(51,165,000)	(26,892,000)	3,922,000	(28,414,000)			6,362,000	(7,617,000)		(12,329,000)	(18,374,000)	(29,388,000)
Treasury stock, at cost (6,491,719 and 6,433,715 shares, respectively)							(361,847,000)	(231,496,000)		(228,291,000)
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,462,014,000	2,917,509,000		2,628,835,000			744,241,000	607,672,000		538,607,000	393,914,000	208,420,000
Total liabilities and equity	$ 24,087,297,000	$ 23,290,209,000		$ 17,667,332,000			$ 2,884,595,000	$ 2,615,666,000		$ 2,499,528,000